Label	Element	Value
Stewart Investors Worldwide Leaders Sustainability Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Stewart Investors Worldwide Leaders Sustainability Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stewart Investors Worldwide Leaders Sustainability Fund (the “Fund”) seeks to achieve capital growth over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover information as of the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of U.S. and non‑U.S. companies that meet the portfolio manager’s “sustainability” criteria.

Under normal market conditions, at least 40% of the Fund’s net assets will be invested in the securities of foreign issuers including those in emerging markets, directly and indirectly such as through, but not limited to, American Depository Receipts or similar securities. In determining whether an issuer is foreign, the portfolio manager will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the portfolio manager. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States.

The portfolio manager defines emerging markets as countries which are not classified as developed markets by MSCI (https://www.msci.com/market-classification) or FTSE (https://www.lseg.com/en/ftse-russell/equity-country-classification), or which are categorized by the World Bank as middle or low-income (https://data.worldbank.org/country) or which are not members of the Organisation for Economic Cooperation and Development.

The Fund invests in a diversified portfolio of equity or equity-related securities of large and mid-capitalization companies which are listed, traded or dealt in on any of the regulated markets worldwide. The Fund may, from time to time, emphasize investment in certain sectors of the market.

The word “Leaders” in the name of the Fund refers to the focus on large and mid-capitalization companies. Large and mid-capitalization companies are currently defined for the purposes of this policy as companies with a minimum market capitalization of US$1 billion and a minimum free float of US$500 million at the time of the Fund’s first investment. This represents a minimum threshold; the Fund generally targets companies with free float market capitalization of at least US$5 billion at the time of the Fund’s first investment. The Fund will only establish an initial position in a company when it is above these threshold levels but, if market movements drive the company below the thresholds, the Fund is not forced to sell and is able to increase the holding in the company if, in the portfolio manager’s opinion, this presents an opportunity to add to the position.
The Fund defines “sustainability” as sustainable development. Sustainable development is development that meets the needs of the present without compromising the ability of future generations to meet their own needs. The portfolio manager aims to invest in high-quality companies that are well positioned to contribute to and benefit from sustainable development. The portfolio manager defines development as being sustainable if it furthers human development and has an ecological footprint that respects planetary boundaries.

The Fund does not use a third-party data service provider, rather the portfolio manager uses the team’s own company research, additional external research and the portfolio manager’s judgement to determine if a company is contributing positively to sustainable development. The portfolio manager’s analysis aims to determine if the company’s products, services and operations contribute to positive social and environmental outcomes. Positive social outcomes include, but are not limited to, nutrition, health and well-being, water and sanitation, information and connectivity, energy and electricity, and education and employment. Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources.

During the portfolio manager’s sustainability assessment of companies, the portfolio manager aims to answer the following questions:

1.    Commercial proposition - Do the products and services make a valuable contribution to sustainable development?
2.    Operational impact - Is the company trying to reduce negative impacts from its operations?
3.    Company ethos - Do the culture and values embody sustainability and continuous improvement?
4.    Context - Can the company benefit from sustainability tailwinds and navigate headwinds?

The Fund is not managed to a benchmark and may have exposure to developed or emerging markets whilst maintaining its geographical diversity. The Fund’s investment strategy is founded on the principle of stewardship, allocating capital to high quality companies with sound growth prospects and strong management teams. The portfolio manager believes that sustainability is a driver of investment returns and that incorporating these considerations fully into the investment process is the best way to protect and grow capital for clients over the long-term. The portfolio manager takes a bottom-up, qualitative approach (i.e., focusing on analyzing individual companies rather than countries or sectors) to finding and investing in reasonably priced, high quality companies that are well positioned to contribute to, and benefit from, sustainable development. The portfolio manager has a strong conviction that such companies face fewer risks and are better placed to deliver positive long-term, risk-adjusted returns (i.e., investment returns which take into account the associated risk taken in making the particular investment; higher short-term returns may often reflect higher risk). Sustainability is the first factor considered when making investment decisions. Once the portfolio manager is comfortable with the sustainability positioning of a company, the portfolio manager analyzes the quality of the management, franchise and financials and finally the valuation, all of which need to be acceptable to invest. The portfolio manager invests with capital preservation in mind, meaning they define risk as losing client money, rather than deviation from a benchmark. The portfolio manager’s focus on quality companies rather than investing according to a benchmark may result in the performance of the Fund lagging the performance of its benchmark in very strong liquidity-driven or momentum-led markets and may result in the Fund outperforming its benchmark when due recognition is given to companies with quality management teams, good long-term growth prospects and sound balance sheets.
Engagement and voting are key parts of the investment approach as a means to mitigate business risks, protect against potential headwinds and improve sustainability outcomes. Engagement activity is prioritized from a bottom-up perspective by the portfolio manager. The way each company responds to engagement is integrated into the portfolio manager’s conviction level in the company. Engagements are on issues ranging from pollution, sustainability of supply chains and aligned remuneration and incentives.

Sell discipline
The sell decisions for the Fund are based on individual company factors and the level of conviction in the overall quality of each company. The portfolio manager has a long-term investment horizon and believes that the purchase of a share comes with both rights and responsibilities. As part owner of the business, the portfolio manager believes in taking responsibility to engage with senior company management to persuade them to address any issues, rather than to immediately walk away from the problem. A decision to sell shares is therefore not taken lightly and is seen to be a very last resort. Typical reasons to sell a position include:

•A change in the underlying fundamentals of the company or quality
•Market valuation becomes excessive or the company becomes fully valued
•The company disappoints on corporate governance or sustainability issues
•Management changes or loses focus
•Take-over situations emerge
•Actual or projected industry/country dynamics reduce the expected contribution to performance
•Emergence of an investment opportunity offering stronger earnings potential or similar earnings potential at a more attractive price.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of U.S. and non‑U.S. companies that meet the portfolio manager’s “sustainability” criteria.Under normal market conditions, at least 40% of the Fund’s net assets will be invested in the securities of foreign issuers including those in emerging markets, directly and indirectly such as through, but not limited to, American Depository Receipts or similar securities. In determining whether an issuer is foreign, the portfolio manager will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the portfolio manager. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Updated performance information is available on the Fund’s website at https://www.stewartinvestors.us/ or by calling the Fund toll-free at 1-888-898-5040.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-898-5040
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.stewartinvestors.us/
Stewart Investors Worldwide Leaders Sustainability Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Stewart Investors Worldwide Leaders Sustainability Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is an actively managed portfolio. The Sub-Adviser’s management practices and investment strategies might not produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.
Stewart Investors Worldwide Leaders Sustainability Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Stewart Investors Worldwide Leaders Sustainability Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Stewart Investors Worldwide Leaders Sustainability Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the United States or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the United States; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
Stewart Investors Worldwide Leaders Sustainability Fund | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.
Stewart Investors Worldwide Leaders Sustainability Fund | Single Country/Specific Region Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Single Country/Specific Region Risk. Where the Fund invests primarily in a single country or a small number of countries or a specific region, it may be subject to greater risk and above average market volatility than an investment in a broader range of securities covering multiple countries. The value of the Fund may be more susceptible to an adverse economic, political, policy, foreign exchange, liquidity, tax, legal or regulatory event affecting the relevant market.
Stewart Investors Worldwide Leaders Sustainability Fund | Foreign Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.
Stewart Investors Worldwide Leaders Sustainability Fund | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. In addition, investment in ADRs, EDRs and GDRs may be less liquid than the underlying shares in their primary trading market.
Stewart Investors Worldwide Leaders Sustainability Fund | Initial Public Offering Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
Stewart Investors Worldwide Leaders Sustainability Fund | Medium-Sized Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Medium-Sized Companies Risk. Stocks of medium sized companies may be more susceptible to market downturns and have more volatile stock prices, which may cause the value of the Fund to decline.
Stewart Investors Worldwide Leaders Sustainability Fund | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.
Stewart Investors Worldwide Leaders Sustainability Fund | Sustainable Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sustainable Risk. The Fund’s sustainability policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Adviser’s sustainability standard may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
Stewart Investors Worldwide Leaders Sustainability Fund | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Stewart Investors Worldwide Leaders Sustainability Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWLSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.78%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.68%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,146

[1]	Other Expenses are estimated for the current fiscal year.
[2]	First Sentier Investors (US) LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), interest expense, taxes, extraordinary expenses and any other class-specific expenses in order to limit the Total Annual Fund Operating Expenses to 0.55% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2028, and may be terminated only by the Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.